Investment Objectives and Goals	Dec. 31, 2023
Lord Abbett Developing Growth Portfolio | Developing Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Developing Growth Portfolio
Lord Abbett Dividend Growth Portfolio | Dividend Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Dividend Growth Portfolio
Lord Abbett Fundamental Equity Portfolio | Fundamental Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Fundamental Equity Portfolio
Lord Abbett Growth and Income Portfolio | Growth and Income Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Growth and Income Portfolio
Lord Abbett Growth Opportunities Portfolio | Growth Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Growth Opportunities Portfolio
Lord Abbett Mid Cap Stock Portfolio | Mid Cap Stock Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lord Abbett Mid Cap Stock Portfolio